Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of Components of Income Tax

The components of income tax are as follows:

	For the years ended December 31
In thousands of U.S. Dollars	2022	2021	2020
Current tax expenses	(207)	(150)	(199)
Income tax expense for year	(207)	(150)	(199)

Schedule of differences between income taxes expected at the Bermuda statutory income tax rate of zero percent and the reported income tax expense

The differences between income taxes expected at the Bermuda statutory income tax rate of zero percent and the reported income tax expense are summarized as follows:

	For the years ended December 31
	2022	2021	2020
Bermuda statutory income tax rate	0.00%	0.00%	0.00%
Income subject to tax in other jurisdictions	0.15%	0.41%	3.41%
Effective tax rate	0.15%	0.41%	3.41%